Concentration of Risk	6 Months Ended
Mar. 31, 2026
Concentration of Risk [Abstract]
CONCENTRATION OF RISK

14. Concentration of risk

Credit risk

Financial instruments that potentially subject us to significant concentrations of credit risk consist primarily of cash. As of September 30, 2025 and March 31, 2026, RMB386,254 and RMB 3,033,108 (US$439,708) were deposited with financial institutions located in the PRC, respectively. These balances are not covered by insurance. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

We are also exposed to risk from its accounts receivable and other receivables. These assets are subjected to credit evaluations. An allowance, where applicable, would make for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.

A majority of our expense transactions are denominated in RMB and a significant portion of us and our subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by us in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

Customer concentration risk

For the six months ended March 31, 2025, three customers accounted for 39.21%, 29.67% and15.86% of our total revenues. For the six months ended March 31, 2026, three customers accounted for 31.72%, 24.43% and 14.20% of our total revenues. No other customer accounts for more than 10% of our revenue for the six months ended March 31, 2025 and 2026, respectively.

As of September 30, 2025, three customers accounted for 61.3%, 17.3% and 11.3% of the total balance of accounts receivable. As of March 31, 2026, three customers accounted for 42.52%，36.33% and 18.45% of the total balance of accounts receivable. No other customer accounts for more than 10% of our accounts receivable as of September 30, 2025 and March 31, 2026, respectively.

Vendor concentration risk

For the six months ended March 31, 2025, three vendors accounted for 44.33%, 16.79% and 13.47% of our total purchases. For the six months ended March 31, 2026, one vendor accounted for 53.62% of our total purchases. No other supplier accounts for more than 10% of our purchase for the six months ended March 31, 2025 and 2026, respectively.

As of September 30, 2025, two vendors accounted for 61.0% and 10.6% of the total balance of accounts payable. As of March 31, 2026, three vendors accounted for 61.80%，16.57%，and 14.00% of the total balance of accounts payable. No other customer accounts for more than 10% of our accounts payable as of September 30, 2025 and March 31, 2026, respectively.